Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-term borrowings
Schedule of short-term debt borrowings

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2024-04-17	1,200	3.00%	Industrial &Commercial Bank of China (“ICBC”)
Loan 2	2024-05-08	1,000	2.80%	Industrial &Commercial Bank of China (“ICBC”)
Loan 3	2024-06-12	3,000	4.05%	China CITIC Bank
Loan 4	2024-06-15	2,000	4.02%	Bank of Beijing Zhongguancun Branch
Loan 5	2024-06-12	2,000	4.25%	Bank of Beijing Zhongguancun Branch
Loan 6	2024-09-07	2,000	4.40%	Jiangsu Bank Co., Ltd. Beijing Branch
Loan 7	2024-10-27	3,000	4.00%	China Minsheng Bank Co., Ltd. Beijing Branch
Loan 8	2024-06-21	487	5.40%	Shenzhen Qianhai Weizhong Bank corporation
Loan 9	2024-07-07	1,000	3.70%	Industrial and Commercial Bank of China Limited Shenzhen Futian Branch
Total		15,687